Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Current Assets
Cash	$ 6,829	$ 51,016
Accounts receivable	179,636	92,823
Royalties receivable		75,000
Prepaid expenses	114,060	333,572
Inventory	288,184	169,292
Total Current Assets	588,709	721,703
Property and equipment, net	37,676	42,292
Other assets
Deposits	23,467	27,480
Intangible assets, net	13,640	52,264
TOTAL ASSETS	663,492	843,739
Current Liabilities
Accounts payable	730,026	446,063
Related party payable	95,620	95,620
Accrued expenses	165,486	214,310
Customer deposits	129,201	158,467
Line of credit	34,999
Short term financing, net of discounts	108,333
Total Current Liabilities	1,263,665	914,460
Note payable, net	2,478,720	1,620,289
Total Liabilities	3,742,385	2,534,749
Commitments and contingencies (Note 10)
Stockholders' Deficit
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, no shares issued and outstanding as of June 30, 2016 and 2015
Common stock, $0.0001 par value; 1,250,000,000 shares authorized, 21,192,807 and 20,367,500 shares issued and outstanding as of June 30, 2016 and 2015, respectively	2,119	2,037
Additional paid in capital	4,712,245	4,317,444
Accumulated deficit	(7,793,257)	(6,010,491)
Total Stockholders' Deficit	(3,078,893)	(1,691,010)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 663,492	$ 843,739